MFA 2024-RPL1 Trust ABS-15G

EXHIBIT 99.21

Client Name:	MFA Financial Inc
Client Project Name:	MFA 2024-RPL1
Start - End Dates:	8/8/2019 - 6/14/2022
Deal Loan Count:	2

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

21 - Total Active Conditions
0 - Material Conditions
0 - Compliance Review Scope
6 - Non-Material Conditions
0 - Compliance Review Scope
17 - Total Satisfied Conditions

1 - Credit Review Scope
1 - Category: Assets
2 - Property Valuations Review Scope
2 - Category: Appraisal
9 - Compliance Review Scope
2 - Category: Documentation
1 - Category: Federal Higher-Priced
6 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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